AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 95.5%
Common Stocks — 61.5%
Argentina — 0.5%
MercadoLibre, Inc.*	15,339	$25,760,317
Australia — 0.9%
CSL Ltd.	32,824	6,898,331
Domino’s Pizza Enterprises Ltd.	160,193	18,455,718
Goodman Group, REIT	271,201	4,190,733
Harvey Norman Holdings Ltd.	338,410	1,220,916
Mineral Resources Ltd.	65,261	2,102,672
Rio Tinto PLC	92,709	6,104,642
Santos Ltd.	399,631	2,059,436
Woodside Petroleum Ltd.	253,833	4,372,177
		45,404,625
Austria — 0.1%
OMV AG	50,070	2,993,050
Raiffeisen Bank International AG	58,570	1,543,400
		4,536,450
Belgium — 0.1%
Ageas SA/NV	39,704	1,973,866
Etablissements Franz Colruyt NV	17,107	875,108
UCB SA	25,415	2,834,753
		5,683,727
Bermuda — 0.0%
Triton International Ltd.	18,402	957,640
Brazil — 0.2%
StoneCo Ltd. (Class A Stock)*	276,816	9,611,051
Canada — 2.0%
Algonquin Power & Utilities Corp.(a)	14,572	213,644
Alimentation Couche-Tard, Inc. (Class B Stock)	230,257	8,809,612
AltaGas Ltd.	72,182	1,424,150
ARC Resources Ltd.	267,994	2,511,518
BCE, Inc.	46,036	2,306,161
Canadian Apartment Properties REIT, REIT	37,333	1,742,266
Canadian Natural Resources Ltd.	4,823	176,341
Canadian Tire Corp. Ltd. (Class A Stock)	17,138	2,398,183
Canadian Utilities Ltd. (Class A Stock)	4,088	110,156
Canfor Corp.*	64,158	1,409,186
CGI, Inc.*	52,946	4,497,442
Constellation Software, Inc.	6,459	10,581,521
Dollarama, Inc.	83,115	3,605,193
Empire Co. Ltd. (Class A Stock)	59,930	1,826,384
George Weston Ltd.	17,009	1,834,651
Hudbay Minerals, Inc.(a)	188,263	1,174,228
Hydro One Ltd., 144A	48,999	1,158,243
Kinross Gold Corp. (XTSE)	355,119	1,903,725
Kinross Gold Corp. (NYSE)(a)	317,474	1,701,661
Laurentian Bank of Canada	19,808	628,676
Linamar Corp.	2,457	127,583
Loblaw Cos. Ltd.	42,153	2,892,735
Magna International, Inc.	51,626	3,885,197
Manulife Financial Corp.	221,162	4,257,011
Metro, Inc.	46,816	2,287,575
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
National Bank of Canada	35,466	$2,723,932
Nutrien Ltd. (XTSE)	25,331	1,644,135
Nutrien Ltd. (NYSE)	7,085	459,321
Open Text Corp.	40,326	1,968,225
Power Corp. of Canada	115,281	3,799,922
Quebecor, Inc. (Class B Stock)	44,047	1,064,487
Shopify, Inc. (Class A Stock) (NYSE)*(a)	6,755	9,158,294
Shopify, Inc. (Class A Stock) (XTSE)*	5,827	7,909,281
Teck Resources Ltd. (Class B Stock)	113,965	2,836,978
Toronto-Dominion Bank (The)	39,357	2,605,467
		97,633,084
China — 1.0%
Alibaba Group Holding Ltd., ADR*	107,956	15,982,886
Prosus NV*	81,198	6,466,205
SITC International Holdings Co. Ltd.	356,000	1,275,273
Tencent Holdings Ltd.	364,376	21,947,754
Yangzijiang Shipbuilding Holdings Ltd.	2,027,000	2,052,253
		47,724,371
Costa Rica — 0.0%
Establishment Labs Holdings, Inc.*(a)	11,936	854,379
Denmark — 1.5%
Ambu A/S (Class B Stock)(a)	626,645	18,517,346
AP Moller - Maersk A/S (Class A Stock)	788	2,026,561
Carlsberg A/S (Class B Stock)	12,821	2,093,527
DSV A/S	69,181	16,569,953
Netcompany Group A/S, 144A	164,661	18,970,519
Novo Nordisk A/S (Class B Stock)	139,915	13,501,367
Royal Unibrew A/S	10,231	1,231,784
		72,911,057
Finland — 0.1%
Fortum OYJ	124,313	3,777,695
Kesko OYJ (Class B Stock)	68,326	2,357,579
Valmet OYJ	32,304	1,170,049
		7,305,323
France — 0.9%
Atos SE	39,282	2,091,637
Bouygues SA	76,786	3,172,504
Cie Generale des Etablissements Michelin SCA	29,227	4,479,937
Credit Agricole SA	103,170	1,420,051
Hermes International	1,595	2,202,668
Ipsen SA	13,345	1,275,671
Klepierre SA, REIT*	44,256	991,652
LVMH Moet Hennessy Louis Vuitton SE	5,341	3,815,818
Orange SA	572,812	6,194,818
Sanofi	66,548	6,396,852
Teleperformance	7,960	3,130,414
TotalEnergies SE	99,775	4,760,590
Unibail-Rodamco-Westfield, REIT*	52,326	3,841,658
		43,774,270
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany — 1.5%
Aareal Bank AG	29,148	$809,907
adidas AG	22,027	6,917,711
Aroundtown SA	241,234	1,664,767
Bayerische Motoren Werke AG	23,647	2,278,313
Bechtle AG	203,691	13,974,260
Covestro AG, 144A	84,712	5,785,466
Daimler AG	13,481	1,191,792
Deutsche Telekom AG	238,191	4,783,219
GRENKE AG(a)	48,105	2,062,865
Infineon Technologies AG	442,824	18,172,829
LEG Immobilien SE	13,747	1,940,982
Merck KGaA	20,804	4,515,049
SAP SE	23,069	3,122,335
TAG Immobilien AG	38,444	1,126,777
Zalando SE, 144A*	84,461	7,724,628
		76,070,900
Hong Kong — 0.5%
AIA Group Ltd.	916,704	10,592,762
Hong Kong Exchanges & Clearing Ltd.	37,800	2,325,258
Kerry Properties Ltd.	482,500	1,270,552
Pacific Basin Shipping Ltd.	4,562,000	2,117,612
Swire Pacific Ltd. (Class A Stock)	154,000	912,921
Techtronic Industries Co. Ltd.	155,000	3,048,149
Xinyi Glass Holdings Ltd.	842,000	2,514,635
		22,781,889
India — 0.4%
HDFC Bank Ltd., ADR	243,839	17,822,192
Ireland — 0.1%
Kingspan Group PLC	77,414	7,607,459
Israel — 0.4%
Wix.com Ltd.*	105,529	20,680,518
Italy — 0.6%
Enel SpA	606,516	4,671,169
Eni SpA	377,863	4,993,106
Hera SpA	314,947	1,289,948
Poste Italiane SpA, 144A	260,059	3,574,280
Snam SpA	719,175	3,987,096
Telecom Italia SpA	8,621,731	3,375,600
Telecom Italia SpA, RSP	3,653,220	1,485,207
UniCredit SpA	409,907	5,432,259
UnipolSai Assicurazioni SpA	356,475	1,003,852
		29,812,517
Japan — 2.3%
AGC, Inc.	57,700	2,976,883
BASE, Inc.*(a)	396,200	3,832,239
Canon, Inc.	22,500	550,554
Dai Nippon Printing Co. Ltd.	92,200	2,224,402
Daiwa House Industry Co. Ltd.	68,900	2,300,921
Fuji Media Holdings, Inc.	74,000	781,662
Haseko Corp.	75,400	1,008,738
Honda Motor Co. Ltd.	148,500	4,544,224
ITOCHU Corp.	99,800	2,909,729
Japan Post Bank Co. Ltd.	191,300	1,638,285
KDDI Corp.	149,700	4,939,665
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Keyence Corp.	4,834	$2,886,845
Kobe Steel Ltd.	432,000	2,645,689
Konica Minolta, Inc.	599,600	3,230,184
Marubeni Corp.	422,800	3,475,603
Mebuki Financial Group, Inc.	565,600	1,244,790
Medipal Holdings Corp.	48,200	909,496
Mitsubishi Corp.	120,600	3,789,996
Mitsubishi HC Capital, Inc.	326,700	1,704,547
Mizuho Financial Group, Inc.	335,300	4,748,538
MonotaRO Co. Ltd.	143,383	3,223,875
NEC Corp.	46,700	2,530,951
NGK Spark Plug Co. Ltd.	69,500	1,081,829
Nichirei Corp.	30,100	786,468
Nippon Telegraph & Telephone Corp.	209,700	5,795,256
Nomura Real Estate Holdings, Inc.	67,400	1,752,460
Obayashi Corp.	115,100	952,256
Osaka Gas Co. Ltd.	123,900	2,271,060
Rengo Co. Ltd.	77,300	606,393
Ricoh Co. Ltd.	305,000	3,121,810
Sanwa Holdings Corp.	63,100	819,129
Sekisui House Ltd.	168,000	3,529,548
Shimizu Corp.	188,000	1,408,386
Sojitz Corp.(a)	154,160	2,532,950
Sumitomo Chemical Co. Ltd.	638,300	3,326,180
Sumitomo Corp.	186,200	2,620,832
Sumitomo Forestry Co. Ltd.	54,200	1,032,755
Sumitomo Heavy Industries Ltd.	39,300	1,033,794
Sumitomo Mitsui Financial Group, Inc.	52,200	1,833,413
Sumitomo Mitsui Trust Holdings, Inc.	116,200	4,006,355
Sumitomo Rubber Industries Ltd.	87,300	1,106,698
Teijin Ltd.	154,300	2,191,852
Tokyu Fudosan Holdings Corp.	194,000	1,192,221
TOPPAN, Inc.	104,800	1,783,505
Toyo Seikan Group Holdings Ltd.	49,400	578,234
Toyota Motor Corp.	469,000	8,325,246
Yamada Holdings Co. Ltd.	477,600	2,011,501
		113,797,947
Jordan — 0.0%
Hikma Pharmaceuticals PLC	34,633	1,137,776
Kazakhstan — 0.0%
Freedom Holding Corp.*(a)	25,091	1,575,464
Kyrgyzstan — 0.0%
Centerra Gold, Inc.	96,358	658,058
Netherlands — 1.4%
Adyen NV, 144A*	5,657	15,790,010
ASM International NV	18,485	7,222,990
ASML Holding NV	36,518	27,267,183
ASR Nederland NV	42,484	1,938,190
Koninklijke Ahold Delhaize NV	188,982	6,285,006
NN Group NV	97,822	5,110,058
Randstad NV(a)	36,139	2,420,476
Signify NV, 144A	44,999	2,245,591
Topicus.com, Inc.*	22,951	2,409,801
		70,689,305

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
New Zealand — 0.2%
Mainfreight Ltd.	163,649	$10,941,559
Norway — 0.1%
Golden Ocean Group Ltd.	155,725	1,655,787
Orkla ASA	155,988	1,432,931
		3,088,718
Peru — 0.0%
Southern Copper Corp.	4,065	228,209
Portugal — 0.0%
Banco Comercial Portugues SA (Class R Stock)*	4,906,028	886,646
Puerto Rico — 0.1%
Popular, Inc.	60,094	4,667,501
Singapore — 0.2%
DBS Group Holdings Ltd.	174,500	3,861,515
Frasers Logistics & Commercial Trust, REIT	1,083,800	1,207,920
Kulicke & Soffa Industries, Inc.	13,745	801,059
Oversea-Chinese Banking Corp. Ltd.	388,400	3,260,830
United Overseas Bank Ltd.	42,600	804,085
		9,935,409
South Africa — 0.2%
Anglo American PLC	187,798	6,633,499
Capitec Bank Holdings Ltd.	36,616	4,426,109
Thungela Resources Ltd.*	19,410	119,911
		11,179,519
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	59,479	1,606,845
Banco Bilbao Vizcaya Argentaria SA	713,595	4,693,625
Banco Santander SA*	1,398,095	5,047,821
CaixaBank SA	1,449,190	4,493,371
Global Dominion Access SA, 144A	51,952	261,735
Iberdrola SA	429,895	4,315,035
Repsol SA	565,235	7,373,598
		27,792,030
Sweden — 1.2%
AddTech AB (Class B Stock)	408,412	7,262,590
Assa Abloy AB (Class B Stock)	354,132	10,286,163
Atlas Copco AB (Class A Stock)	162,902	9,852,828
Epiroc AB (Class A Stock)	185,337	3,835,338
Fastighets AB Balder (Class B Stock)*	23,569	1,418,393
Hexagon AB (Class B Stock)	400,040	6,184,393
Hexpol AB	792,402	9,024,910
Intrum AB	31,817	865,585
OW Bunker A/S*^	53,469	—
Skandinaviska Enskilda Banken AB (Class A Stock)	309,254	4,363,603
Skanska AB (Class B Stock)	76,721	1,924,343
Swedish Match AB	431,957	3,782,979
Volvo AB (Class B Stock)	118,422	2,654,540
		61,455,665
	Shares	Value
Common Stocks (continued)
Switzerland — 1.1%
Kuehne + Nagel International AG	7,086	$2,425,668
Logitech International SA	24,102	2,140,953
Nestle SA	89,891	10,840,280
Novartis AG	9,393	769,262
Partners Group Holding AG	7,185	11,232,963
Sika AG	35,251	11,195,876
STMicroelectronics NV	97,545	4,263,007
Swiss Life Holding AG	7,785	3,936,644
Tecan Group AG	2,333	1,329,122
UBS Group AG	143,070	2,294,343
VAT Group AG, 144A	11,421	4,523,467
		54,951,585
Taiwan — 0.9%
Sea Ltd., ADR*	115,727	36,885,667
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,239	6,390,734
		43,276,401
United Kingdom — 0.7%
3i Group PLC	122,848	2,108,164
Barclays PLC	2,136,104	5,417,182
Barratt Developments PLC	258,159	2,276,638
BT Group PLC*	1,021,326	2,194,146
DCC PLC	60,816	5,062,343
Diploma PLC	59,093	2,265,514
Imperial Brands PLC	178,370	3,746,539
J Sainsbury PLC	485,773	1,857,052
Liberty Global PLC (Class A Stock)*	49,110	1,463,478
Lloyds Banking Group PLC	3,524,030	2,183,866
M&G PLC	563,879	1,546,054
Persimmon PLC	73,031	2,628,324
Phoenix Group Holdings PLC	250,205	2,171,779
Royal Mail PLC	174,522	983,056
Tesco PLC	444,768	1,513,179
		37,417,314
United States — 41.7%
Abbott Laboratories	31,459	3,716,252
AbbVie, Inc.	93,892	10,128,130
Abercrombie & Fitch Co. (Class A Stock)*	4,164	156,691
Accenture PLC (Class A Stock)	58,654	18,764,588
ACCO Brands Corp.	90,403	776,562
Activision Blizzard, Inc.	86,160	6,667,922
Adaptive Biotechnologies Corp.*	134,490	4,571,315
Adobe, Inc.*	40,199	23,143,368
Advanced Micro Devices, Inc.*	42,294	4,352,053
Affirm Holdings, Inc.*(a)	42,030	5,007,034
AG Mortgage Investment Trust, Inc., REIT	16,063	183,600
AGCO Corp.	4,016	492,080
Agilent Technologies, Inc.	40,016	6,303,720
AGNC Investment Corp., REIT	131,400	2,072,178
Air Products & Chemicals, Inc.	23,620	6,049,318
Airbnb, Inc. (Class A Stock)*	33,885	5,684,209
Align Technology, Inc.*	14,910	9,921,561

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Allakos, Inc.*	2,051	$217,139
AllianceBernstein Holding LP, MLP	11,100	550,338
Ally Financial, Inc.	94,414	4,819,835
Alpha Teknova, Inc.*	10,870	270,554
Alphabet, Inc. (Class A Stock)*	24,619	65,819,389
Alphabet, Inc. (Class C Stock)*	11,699	31,181,462
Amazon.com, Inc.*	22,802	74,905,482
Amedisys, Inc.*	410	61,131
AMERCO	4,093	2,644,201
American Electric Power Co., Inc.	17,275	1,402,384
American Express Co.	24,408	4,089,072
American States Water Co.	9,548	816,545
American Tower Corp., REIT	6,992	1,855,747
American Water Works Co., Inc.	22,795	3,853,267
AmerisourceBergen Corp.	1,253	149,671
AMETEK, Inc.	3,805	471,858
Amgen, Inc.	29,372	6,245,956
Amkor Technology, Inc.	35,048	874,448
AMN Healthcare Services, Inc.*	3,953	453,607
Analog Devices, Inc.	31,028	5,196,569
Anaplan, Inc.*	1,112	67,710
Anthem, Inc.	24,335	9,072,088
APA Corp.	12,729	272,782
API Group Corp., 144A*	39,146	796,621
Apple, Inc.	785,720	111,179,380
Applied Materials, Inc.	71,873	9,252,211
Archer-Daniels-Midland Co.	28,964	1,738,130
Arena Pharmaceuticals, Inc.*	4,063	241,952
Ares Capital Corp.	19,621	398,895
Arista Networks, Inc.*	930	319,585
Arrowhead Pharmaceuticals, Inc.*	2,325	145,150
Arthur J. Gallagher & Co.	6,916	1,028,063
Artisan Partners Asset Management, Inc. (Class A Stock)	77,647	3,798,491
Asana, Inc. (Class A Stock)*	3,692	383,377
Asbury Automotive Group, Inc.*	3,260	641,372
ASGN, Inc.*	3,250	367,705
AT&T, Inc.	8,959	241,983
Athene Holding Ltd. (Class A Stock)*	41,936	2,888,132
Atkore, Inc.*	25,365	2,204,726
Autodesk, Inc.*	1,071	305,417
Automatic Data Processing, Inc.	38,111	7,619,151
Avantor, Inc.*	176,045	7,200,240
Avery Dennison Corp.	3,071	636,342
Axis Capital Holdings Ltd.	59,300	2,730,172
Axon Enterprise, Inc.*	5,796	1,014,416
Axonics, Inc.*(a)	4,343	282,686
Banc of California, Inc.(a)	18,775	347,150
Bank of America Corp.	279,985	11,885,363
Bank of Hawaii Corp.	9,516	781,930
Baxter International, Inc.	72,976	5,869,460
Becton, Dickinson & Co.	13,090	3,217,784
BellRing Brands, Inc. (Class A Stock)*(a)	33,372	1,026,189
Berkshire Hathaway, Inc. (Class B Stock)*	28,864	7,878,140
Best Buy Co., Inc.	30,324	3,205,550
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	4,861	$675,242
Bio-Rad Laboratories, Inc. (Class A Stock)*	4,119	3,072,568
Bio-Techne Corp.	5,729	2,776,102
BlackRock, Inc.	309	259,146
Blackstone, Inc.	73,820	8,588,219
Blueprint Medicines Corp.*	6,000	616,860
Boeing Co. (The)*	40,285	8,860,283
Boise Cascade Co.	8,905	480,692
Booz Allen Hamilton Holding Corp.	25,705	2,039,692
Boston Scientific Corp.*	308,173	13,371,626
Box, Inc. (Class A Stock)*	12,060	285,460
Boyd Gaming Corp.*	7,545	477,297
Bristol-Myers Squibb Co.	104,089	6,158,946
Broadcom, Inc.	46,961	22,772,798
Builders FirstSource, Inc.*	15,403	796,951
Bunge Ltd.(a)	10,779	876,548
Burlington Stores, Inc.*	17,515	4,966,729
Cadence Design Systems, Inc.*	13,907	2,106,076
Cadiz, Inc.*(a)	26,794	188,630
Calix, Inc.*	10,260	507,152
Camping World Holdings, Inc. (Class A Stock)(a)	20,136	782,686
Cannae Holdings, Inc.*	5,303	164,976
Capital One Financial Corp.	32,879	5,325,412
Capri Holdings Ltd.*	132,157	6,397,720
CareDx, Inc.*	1,226	77,692
CareTrust REIT, Inc., REIT	5,940	120,701
Cargurus, Inc.*	3,170	99,570
Carlyle Group, Inc. (The)	2,291	108,318
Carnival Corp.*(a)	245,635	6,143,331
Cassava Sciences, Inc.*(a)	828	51,402
Catalent, Inc.*	23,410	3,115,169
Caterpillar, Inc.	8,934	1,715,060
Celanese Corp.	10,596	1,596,181
Centene Corp.*	9,059	564,466
Central Pacific Financial Corp.	7,840	201,331
CF Industries Holdings, Inc.	28,489	1,590,256
ChampionX Corp.*	45,964	1,027,755
Charles River Laboratories International, Inc.*	2,654	1,095,226
Charles Schwab Corp. (The)	3,527	256,907
Chart Industries, Inc.*	5,717	1,092,576
Chemours Co. (The)	12,139	352,759
Cheniere Energy, Inc.*	39,892	3,896,252
Chevron Corp.	37,601	3,814,621
Chipotle Mexican Grill, Inc.*	3,205	5,825,152
Chubb Ltd.	10,076	1,747,984
Cigna Corp.	2,571	514,611
Cimarex Energy Co.	10,645	928,244
Cincinnati Financial Corp.	1,299	148,372
Cisco Systems, Inc.	239,382	13,029,562
Citigroup, Inc.	89,592	6,287,567
Citizens Financial Group, Inc.	9,438	443,397
Clean Harbors, Inc.*	12,549	1,303,465
Coca-Cola Co. (The)	6,848	359,315
Coca-Cola Consolidated, Inc.	1,800	709,524

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Colgate-Palmolive Co.	2,514	$190,008
Comcast Corp. (Class A Stock)	173,458	9,701,506
Comerica, Inc.	21,564	1,735,902
CommVault Systems, Inc.*	20,555	1,547,997
Conagra Brands, Inc.	29,328	993,339
CONMED Corp.	6,084	795,970
Cooper Cos., Inc. (The)	20,332	8,403,419
Copart, Inc.*	26,400	3,662,208
Cornerstone OnDemand, Inc.*	6,400	366,464
Costco Wholesale Corp.	46,945	21,094,736
Cowen, Inc. (Class A Stock)(a)	47,919	1,644,101
Crocs, Inc.*	11,205	1,607,693
Crowdstrike Holdings, Inc. (Class A Stock)*	8,440	2,074,383
Crown Castle International Corp., REIT	15,647	2,711,938
Crown Holdings, Inc.	48,795	4,917,560
CSX Corp.	72,153	2,145,830
CubeSmart, REIT	3,807	184,449
Cummins, Inc.	26,018	5,842,602
CVS Health Corp.	115,221	9,777,654
D.R. Horton, Inc.	9,952	835,669
Danaher Corp.	46,510	14,159,504
Darden Restaurants, Inc.	12,522	1,896,707
Deciphera Pharmaceuticals, Inc.*	3,000	101,940
Deckers Outdoor Corp.*	3,182	1,146,156
Deere & Co.	25,936	8,690,376
Dell Technologies, Inc. (Class C Stock)*	53,575	5,573,943
Delta Air Lines, Inc.*	9,283	395,549
DENTSPLY SIRONA, Inc.	9,843	571,386
Dexcom, Inc.*	6,110	3,341,315
DHT Holdings, Inc.(a)	131,467	858,480
Diamondback Energy, Inc.	66,733	6,317,613
Dick’s Sporting Goods, Inc.(a)	7,425	889,292
Discover Financial Services	56,895	6,989,551
Discovery, Inc. (Class C Stock)*	13,554	328,956
DocuSign, Inc.*	27,311	7,030,671
Dolby Laboratories, Inc. (Class A Stock)	18,775	1,652,200
Dollar General Corp.	5,869	1,245,050
Donaldson Co., Inc.	1,191	68,375
Dorian LPG Ltd.	62,306	773,217
Dover Corp.	357	55,514
Dow, Inc.	24,299	1,398,650
DraftKings, Inc. (Class A Stock)*(a)	93,430	4,499,589
DTE Energy Co.	29,545	3,300,472
Duke Energy Corp.	2,203	214,991
DuPont de Nemours, Inc.	26,130	1,776,579
DXC Technology Co.*	178,257	5,991,218
Dynatrace, Inc.*	35,714	2,534,623
Dynex Capital, Inc., REIT	43,751	756,017
Eaton Corp. PLC	16,940	2,529,311
eBay, Inc.	19,026	1,325,541
Edison International	8,253	457,794
Edwards Lifesciences Corp.*	73,813	8,356,370
Electronic Arts, Inc.	4,010	570,422
Element Solutions, Inc.	7,007	151,912
Eli Lilly & Co.	94,075	21,736,029
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ellington Financial, Inc., REIT	8,034	$146,942
EMCOR Group, Inc.	2,905	335,179
EMCORE Corp.*	86,433	646,519
Emerson Electric Co.	55,782	5,254,664
Enova International, Inc.*	44,046	1,521,789
Ensign Group, Inc. (The)	28,967	2,169,339
Envista Holdings Corp.*	3,230	135,046
EOG Resources, Inc.	16,448	1,320,281
Equitable Holdings, Inc.	99,644	2,953,448
Equity Residential, REIT	6,700	542,164
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,547	9,461,892
Evercore, Inc. (Class A Stock)	5,490	733,848
Exelon Corp.	105,151	5,082,999
Expeditors International of Washington, Inc.	35,198	4,193,138
Extra Space Storage, Inc., REIT	10,014	1,682,252
Exxon Mobil Corp.	144,830	8,518,901
Facebook, Inc. (Class A Stock)*	159,167	54,019,688
Fate Therapeutics, Inc.*	1,065	63,123
FedEx Corp.	25,575	5,608,342
Fidelity National Financial, Inc.	14,815	671,712
Fidelity National Information Services, Inc.	17,436	2,121,612
First Financial Bankshares, Inc.(a)	5,325	244,684
First Republic Bank	40,310	7,774,993
FirstEnergy Corp.	15,105	538,040
Five Below, Inc.*	595	105,202
Flagstar Bancorp, Inc.	58,977	2,994,852
FleetCor Technologies, Inc.*	27,098	7,079,894
Foot Locker, Inc.	1,538	70,225
Ford Motor Co.*	55,012	778,970
Fortinet, Inc.*	7,683	2,243,743
Fortive Corp.	15,516	1,094,964
Freshpet, Inc.*	1,751	249,850
Gaming & Leisure Properties, Inc., REIT	33,700	1,560,984
Gartner, Inc.*	5,677	1,725,127
Gates Industrial Corp. PLC*	5,142	83,660
Generac Holdings, Inc.*	1,415	578,268
General Electric Co.	132,029	13,602,948
General Mills, Inc.	24,126	1,443,217
General Motors Co.*	332,697	17,536,459
Genesco, Inc.*	9,775	564,311
Genworth Financial, Inc. (Class A Stock)*	213,106	799,147
Glacier Bancorp, Inc.	4,065	224,998
Global Payments, Inc.	14,437	2,274,982
GMS, Inc.*	15,800	692,040
Goldman Sachs Group, Inc. (The)	18,722	7,077,478
Graco, Inc.	104,863	7,337,264
Graham Holdings Co. (Class B Stock)	2,948	1,736,844
Graphic Packaging Holding Co.	63,406	1,207,250
Guardant Health, Inc.*(a)	63,020	7,878,130
Halozyme Therapeutics, Inc.*	3,100	126,108
Hancock Whitney Corp.	11,615	547,299
Hartford Financial Services Group, Inc. (The)	99,647	7,000,202

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Hawaiian Electric Industries, Inc.	12,184	$497,473
HB Fuller Co.	16,160	1,043,290
HCA Healthcare, Inc.	2,103	510,440
Health Catalyst, Inc.*(a)	13,546	677,435
Hecla Mining Co.	45,147	248,308
Heidrick & Struggles International, Inc.	11,100	495,393
Hershey Co. (The)	12,269	2,076,528
Hess Midstream LP (Class A Stock)	12,390	349,522
Hibbett, Inc.(a)	10,840	766,822
Hill-Rom Holdings, Inc.	27,327	4,099,050
Hilltop Holdings, Inc.	7,405	241,921
Hologic, Inc.*	14,849	1,096,005
Home Depot, Inc. (The)	40,052	13,147,470
Honeywell International, Inc.	46,298	9,828,139
Hope Bancorp, Inc.	25,645	370,314
Horizon Therapeutics PLC*	83,444	9,140,456
Humana, Inc.	17,519	6,817,519
Huntsman Corp.	23,277	688,766
ICF International, Inc.	8,805	786,198
Ichor Holdings Ltd.*	64,302	2,642,169
IDEX Corp.	27,381	5,666,498
IDEXX Laboratories, Inc.*	13,333	8,291,793
IHS Markit Ltd.	3,060	356,857
II-VI, Inc.*(a)	6,736	399,849
Illinois Tool Works, Inc.	22,186	4,584,293
Illumina, Inc.*	618	250,667
Inari Medical, Inc.*	3,982	322,940
Industrial Logistics Properties Trust, REIT	18,560	471,610
Insight Enterprises, Inc.*	8,400	756,672
Integer Holdings Corp.*	6,500	580,710
Intel Corp.	233,584	12,445,356
Intellia Therapeutics, Inc.*	4,002	536,868
International Business Machines Corp.	41,613	5,781,294
Intuit, Inc.	36,455	19,667,837
Intuitive Surgical, Inc.*	1,058	1,051,811
Invesco Ltd.	97,706	2,355,692
Investors Bancorp, Inc.	37,101	560,596
Iron Mountain, Inc., REIT(a)	10,923	474,604
ITT, Inc.	8,808	756,079
J.M. Smucker Co. (The)(a)	18,084	2,170,623
Jabil, Inc.	46,943	2,740,063
Jacobs Engineering Group, Inc.	19,163	2,539,672
JBG SMITH Properties, REIT	2,477	73,344
Jefferies Financial Group, Inc.	74,651	2,771,792
Johnson & Johnson	122,776	19,828,324
Johnson Controls International PLC	171,016	11,642,769
JPMorgan Chase & Co.	206,445	33,792,982
KB Home	48,127	1,873,103
Kearny Financial Corp.	5,405	67,184
Kemper Corp.	3,705	247,457
KeyCorp	67,321	1,455,480
Keysight Technologies, Inc.*	17,344	2,849,446
Kforce, Inc.	13,332	795,120
Kilroy Realty Corp., REIT	11,465	759,098
Kinder Morgan, Inc.	94,486	1,580,751
KLA Corp.	2,398	802,155
Kroger Co. (The)(a)	122,702	4,960,842
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Laboratory Corp. of America Holdings*	22,540	$6,343,658
Lam Research Corp.	14,770	8,406,345
Lazard Ltd. (Class A Stock)	4,996	228,817
La-Z-Boy, Inc.	5,905	190,318
LCI Industries(a)	1,455	195,887
Leidos Holdings, Inc.	40,393	3,882,979
LendingClub Corp.*	24,400	689,056
Lennar Corp. (Class B Stock)	4,730	367,001
LHC Group, Inc.*	995	156,125
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	38,900	471,857
Lindblad Expeditions Holdings, Inc.*(a)	45,310	661,073
Lithia Motors, Inc.	1,385	439,100
Louisiana-Pacific Corp.	8,990	551,716
Lowe’s Cos., Inc.	12,877	2,612,228
LPL Financial Holdings, Inc.	7,948	1,245,928
LyondellBasell Industries NV (Class A Stock)	8,085	758,777
MACOM Technology Solutions Holdings, Inc.*	8,905	577,667
Macy’s, Inc.	49,397	1,116,372
Magnolia Oil & Gas Corp. (Class A Stock)(a)	44,500	791,655
Malibu Boats, Inc. (Class A Stock)*	3,740	261,725
ManTech International Corp. (Class A Stock)	2,495	189,420
Marathon Oil Corp.	109,442	1,496,072
Marathon Petroleum Corp.	2,499	154,463
MarketAxess Holdings, Inc.	9,220	3,878,762
Masco Corp.	30,822	1,712,162
Masonite International Corp.*	6,004	637,205
MasTec, Inc.*	5,390	465,049
Mastercard, Inc. (Class A Stock)	73,279	25,477,643
Materion Corp.	6,967	478,215
Matson, Inc.	20,878	1,685,063
MaxLinear, Inc.*	25,961	1,278,579
McDonald’s Corp.	39,634	9,556,154
Medifast, Inc.	1,325	255,248
Medpace Holdings, Inc.*	12,257	2,320,005
Medtronic PLC	84,036	10,533,913
Merck & Co., Inc.	135,573	10,182,888
Meridian Bioscience, Inc.*	5,548	106,744
Meritage Homes Corp.*	38,377	3,722,569
Mersana Therapeutics, Inc.*(a)	6,775	63,888
MetLife, Inc.	103,881	6,412,574
Mettler-Toledo International, Inc.*	413	568,850
MGIC Investment Corp.	4,418	66,093
MGM Growth Properties LLC (Class A Stock), REIT	9,569	366,493
Microchip Technology, Inc.	52,022	7,984,857
Micron Technology, Inc.	71,231	5,055,976
Microsoft Corp.	404,594	114,063,140
Mirati Therapeutics, Inc.*	676	119,591
Moderna, Inc.*	16,566	6,375,591
Moelis & Co. (Class A Stock)	10,800	668,196
Mondelez International, Inc. (Class A Stock)	110,903	6,452,337
Morgan Stanley	235,192	22,886,534

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Mosaic Co. (The)	93,300	$3,332,676
Motorola Solutions, Inc.	13,240	3,075,917
MP Materials Corp.*(a)	10,787	347,665
MSA Safety, Inc.(a)	1,450	211,265
MSC Industrial Direct Co., Inc. (Class A Stock)	5,646	452,753
MSCI, Inc.	146	88,818
NanoString Technologies, Inc.*	5,437	261,030
Nasdaq, Inc.	37,655	7,268,168
Natera, Inc.*	11,582	1,290,698
National Fuel Gas Co.(a)	37,553	1,972,284
National Vision Holdings, Inc.*	10,457	593,644
Navient Corp.	97,286	1,919,453
Netflix, Inc.*	4,172	2,546,338
New York Mortgage Trust, Inc., REIT	357,129	1,521,370
Newmark Group, Inc. (Class A Stock)	69,205	990,324
Newmont Corp.	8,060	437,658
News Corp. (Class B Stock)	3,026	70,294
NextEra Energy, Inc.	9,934	780,018
Nielsen Holdings PLC	70,124	1,345,680
NIKE, Inc. (Class B Stock)	74,447	10,811,938
nLight, Inc.*	18,272	515,088
Nordson Corp.	454	108,120
Norfolk Southern Corp.	25,231	6,036,517
NortonLifeLock, Inc.	19,113	483,559
Novocure Ltd.*(a)	24,105	2,800,278
Nu Skin Enterprises, Inc. (Class A Stock)	3,970	160,666
Nucor Corp.	8,935	880,008
NVIDIA Corp.	100,907	20,903,894
NVR, Inc.*	560	2,684,685
Old Dominion Freight Line, Inc.	439	125,545
Old Republic International Corp.	100,339	2,320,841
Olin Corp.	2,462	118,791
Omnicell, Inc.*	2,325	345,100
ON Semiconductor Corp.*	2,559	117,125
OneMain Holdings, Inc.	35,204	1,947,837
Oracle Corp.	97,246	8,473,044
O’Reilly Automotive, Inc.*	6,163	3,765,963
Organon & Co.	8,837	289,765
OSI Systems, Inc.*(a)	3,290	311,892
Otis Worldwide Corp.	25,655	2,110,893
Ovintiv, Inc.	26,000	854,880
Oxford Industries, Inc.	5,700	513,969
PACCAR, Inc.	42,073	3,320,401
PacWest Bancorp	13,600	616,352
Palantir Technologies, Inc. (Class A Stock)*	3,003	72,192
Paycom Software, Inc.*	185	91,714
Paylocity Holding Corp.*	4,594	1,288,158
PayPal Holdings, Inc.*	82,510	21,469,927
PDC Energy, Inc.	44,161	2,092,790
Pebblebrook Hotel Trust, REIT(a)	35,035	785,134
Penn Virginia Corp.*	14,710	392,316
PepsiCo, Inc.	4,041	607,807
Perficient, Inc.*(a)	13,210	1,528,397
PerkinElmer, Inc.	13,079	2,266,460
Pfizer, Inc.	286,157	12,307,613
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Philip Morris International, Inc.	9,906	$938,990
Physicians Realty Trust, REIT	15,970	281,391
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	23,325	406,555
Pinnacle Financial Partners, Inc.	12,990	1,222,099
Pinterest, Inc. (Class A Stock)*	41,223	2,100,312
Pioneer Natural Resources Co.	5,412	901,152
PJT Partners, Inc. (Class A Stock)(a)	6,380	504,722
Planet Fitness, Inc. (Class A Stock)*	7,036	552,678
Plug Power, Inc.*(a)	243,995	6,231,632
Pool Corp.	2,314	1,005,225
Portland General Electric Co.	39,964	1,877,908
Procter & Gamble Co. (The)	102,351	14,308,670
Prologis, Inc., REIT	48,784	6,118,977
Prospect Capital Corp.	261,141	2,010,786
PS Business Parks, Inc., REIT	17,207	2,697,025
PTC, Inc.*	5,596	670,345
Public Service Enterprise Group, Inc.	8,096	493,046
Public Storage, REIT	29,027	8,623,922
PulteGroup, Inc.	20,351	934,518
QUALCOMM, Inc.	32,224	4,156,252
R1 RCM, Inc.*	12,870	283,269
Rackspace Technology, Inc.*(a)	83,032	1,180,715
Ranpak Holdings Corp.*	21,185	568,182
Raymond James Financial, Inc.	10,128	934,612
Red Rock Resorts, Inc. (Class A Stock)*	27,310	1,398,818
Regeneron Pharmaceuticals, Inc.*	5,719	3,461,024
Regions Financial Corp.	20,642	439,881
Reliance Steel & Aluminum Co.	22,250	3,168,845
Rent-A-Center, Inc.	50,058	2,813,760
Republic Services, Inc.	48,971	5,879,458
RH*(a)	1,468	979,024
Robert Half International, Inc.	2,801	281,024
Roku, Inc.*	3,817	1,196,057
Rollins, Inc.	75,210	2,657,169
Roper Technologies, Inc.	16,830	7,508,368
Ross Stores, Inc.	645	70,208
Rush Enterprises, Inc. (Class A Stock)	20,800	939,328
S&P Global, Inc.	20,188	8,577,679
Sage Therapeutics, Inc.*	3,779	167,447
Saia, Inc.*	2,402	571,748
salesforce.com, Inc.*	7,241	1,963,904
Sanderson Farms, Inc.	3,734	702,739
Sandy Spring Bancorp, Inc.	15,290	700,588
Sanmina Corp.*	14,600	562,684
Schlumberger NV	205,265	6,084,055
Schneider Electric SE	28,193	4,687,224
Schneider National, Inc. (Class B Stock)	4,632	105,332
Seagate Technology Holdings PLC	1,572	129,721
Sensient Technologies Corp.	3,970	361,588
ServiceNow, Inc.*	1,135	706,276
Shift4 Payments, Inc. (Class A Stock)*(a)	5,767	447,058
Shockwave Medical, Inc.*	1,650	339,702
Shoe Carnival, Inc.(a)	9,800	317,716
SI-BONE, Inc.*	13,989	299,644

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Silgan Holdings, Inc.(a)	50,931	$1,953,713
Skyline Champion Corp.*	3,642	218,739
Smartsheet, Inc. (Class A Stock)*	10,725	738,094
Snap, Inc. (Class A Stock)*	31,819	2,350,470
Snowflake, Inc. (Class A Stock)*	203	61,393
SouthState Corp.	3,420	255,371
SpringWorks Therapeutics, Inc.*(a)	1,645	104,359
Sprouts Farmers Market, Inc.*	9,580	221,969
SPS Commerce, Inc.*	19,830	3,198,777
SPX Corp.*	7,960	425,462
SS&C Technologies Holdings, Inc.	43,347	3,008,282
Starbucks Corp.	43,175	4,762,634
Steel Dynamics, Inc.	67,847	3,967,693
STERIS PLC	19,583	4,000,415
Stryker Corp.	21,889	5,772,567
Summit Materials, Inc. (Class A Stock)*	21,578	689,849
SunPower Corp.*(a)	11,242	254,969
Sunrun, Inc.*(a)	95,310	4,193,640
Switch, Inc. (Class A Stock)	50,459	1,281,154
Syneos Health, Inc.*	8,860	775,073
Synopsys, Inc.*	27,035	8,094,549
Take-Two Interactive Software, Inc.*	2,979	458,975
Target Corp.	44,537	10,188,729
TE Connectivity Ltd.	35,828	4,916,318
Teleflex, Inc.	4,861	1,830,410
Tempur Sealy International, Inc.	4,250	197,242
Tenable Holdings, Inc.*	4,300	198,402
Tenet Healthcare Corp.*	21,548	1,431,649
Terex Corp.	19,200	808,320
Terreno Realty Corp., REIT	17,283	1,092,804
Tesla, Inc.*(a)	12,704	9,851,698
Tetra Tech, Inc.	575	85,871
Texas Capital Bancshares, Inc.*	4,155	249,383
Texas Instruments, Inc.	4,225	812,087
TG Therapeutics, Inc.*	14,958	497,802
Thermo Fisher Scientific, Inc.	39,689	22,675,516
Thryv Holdings, Inc.*	24,009	721,230
Timken Co. (The)	20,855	1,364,334
TJX Cos., Inc. (The)	3,091	203,944
Tractor Supply Co.	18,574	3,763,278
Trane Technologies PLC	33,846	5,843,512
TravelCenters of America, Inc.*	3,970	197,666
Trimble, Inc.*	998	82,086
Trinseo SA	13,745	741,955
Turning Point Therapeutics, Inc.*	5,274	350,352
Twitter, Inc.*	1,534	92,638
Tyson Foods, Inc. (Class A Stock)	81,524	6,435,505
Uber Technologies, Inc.*	56,910	2,549,568
Ultra Clean Holdings, Inc.*	79,001	3,365,443
Ultragenyx Pharmaceutical, Inc.*	875	78,916
UMB Financial Corp.	1,797	173,788
Union Pacific Corp.	3,031	594,106
United Airlines Holdings, Inc.*	156,135	7,427,342
United Bankshares, Inc.	4,645	168,985
United Therapeutics Corp.*	1,140	210,421
UnitedHealth Group, Inc.	65,012	25,402,789
Valero Energy Corp.	107,260	7,569,338
Valley National Bancorp	20,325	270,526
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Varonis Systems, Inc.*	21,860	$1,330,181
Veeva Systems, Inc. (Class A Stock)*	3,990	1,149,798
VEREIT, Inc., REIT	31,082	1,405,839
Verizon Communications, Inc.	246,335	13,304,553
Vertex Pharmaceuticals, Inc.*	8,972	1,627,431
VF Corp.	1,469	98,408
ViacomCBS, Inc. (Class B Stock)	6,110	241,406
Vimeo, Inc.*	2,042	59,974
Virtus Investment Partners, Inc.	1,605	498,064
Visa, Inc. (Class A Stock)(a)	49,006	10,916,086
Vishay Intertechnology, Inc.	26,420	530,778
Vontier Corp.	2,743	92,165
Vulcan Materials Co.	3,460	585,294
W.R. Berkley Corp.	1,999	146,287
Walgreens Boots Alliance, Inc.	47,142	2,218,031
Walmart, Inc.	64,526	8,993,634
Walt Disney Co. (The)*	87,122	14,738,429
Waste Management, Inc.	23,983	3,582,101
Webster Financial Corp.	17,960	978,102
Wells Fargo & Co.	223,660	10,380,061
WESCO International, Inc.*	8,225	948,507
West Pharmaceutical Services, Inc.	1,630	692,000
Western Alliance Bancorp	10,488	1,141,304
Western Digital Corp.*	1,770	99,899
WideOpenWest, Inc.*	50,643	995,135
Williams Cos., Inc. (The)	20,246	525,181
World Fuel Services Corp.	35,625	1,197,712
Xilinx, Inc.	6,220	939,158
YETI Holdings, Inc.*	18,841	1,614,485
Yum! Brands, Inc.	1,255	153,499
Zions Bancorp NA	5,446	337,053
Zoetis, Inc.	40,511	7,864,806
Zoom Video Communications, Inc. (Class A Stock)*	13,933	3,643,479
ZoomInfo Technologies, Inc. (Class A Stock)*	79,320	4,853,591
Zscaler, Inc.*	10,137	2,658,124
Zynga, Inc. (Class A Stock)*	581,157	4,376,112
		2,085,589,446

Total Common Stocks (cost $2,345,587,112)		3,076,200,321
Exchange-Traded Funds — 4.6%
United States
iShares Core U.S. Aggregate Bond ETF	1,197,668	137,528,217
Vanguard Total Bond Market ETF(a)	1,076,487	91,985,814

Total Exchange-Traded Funds (cost $234,395,900)		229,514,031
Preferred Stocks — 0.1%
Germany — 0.1%
Volkswagen AG (PRFC)	20,122	4,478,888

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stocks (continued)
United States — 0.0%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	115,652	$3,209,343

Total Preferred Stocks (cost $8,250,312)		7,688,231

Units
Warrants* — 0.0%
United States
Unit Corp., expiring 09/03/27^	353	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.9%
Cayman Islands — 0.9%
Ares CLO Ltd.,
Series 2021-61A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.282%(c)	10/20/34	9,000	9,000,441
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.098%(c)	04/23/31	1,920	1,919,487
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.346%(c)	07/24/34	10,200	10,211,487
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.179%(c)	07/27/31	6,695	6,701,562
Carlyle U.S. CLO Ltd.,
Series 2021-06A, Class A1, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.270%(c)	07/15/34	7,750	7,750,672
TCI-Flatiron CLO Ltd.,
Series 2018-01A, Class ANR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.190%(c)	01/29/32	1,000	1,000,814
Venture CLO Ltd.,
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.311%(c)	04/15/34	6,325	6,339,192
Voya CLO Ltd.,
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/34	1,500	1,494,864
			44,418,519
United States — 5.0%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.404%(c)	10/15/25	3,100	3,111,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.424%(c)	12/15/25	12,000	$12,041,759
CarMax Auto Owner Trust,
Series 2020-01, Class A4
2.030%	06/16/25	485	499,614
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
0.704%(c)	04/22/26	6,015	6,080,571
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.417%(c)	01/20/25	10,000	10,025,136
Series 2018-A04, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.423%(c)	06/07/25	6,320	6,349,025
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	1,507	1,526,092
Dell Equipment Finance Trust,
Series 2021-02, Class A3, 144A
0.530%	12/22/26	4,920	4,912,530
Discover Card Execution Note Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
0.444%(c)	04/15/25	20,200	20,270,130
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,160	6,595,720
Series 2019-B, Class A4
2.240%	10/15/24	6,660	6,802,311
Series 2019-C, Class A4
1.930%	04/15/25	6,000	6,142,823
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,875	4,006,893
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,944,056
GM Financial Automobile Leasing Trust,
Series 2021-02, Class A3
0.340%	05/20/24	4,320	4,319,910
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	3,909	3,945,462
Series 2020-02, Class A3
1.490%	12/16/24	875	882,761
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	3,039,562
Series 2021-01, Class A3
0.270%	04/21/25	2,300	2,298,795
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	981	982,525
Series 2021-01A, Class A3, 144A
0.320%	03/20/31	4,300	4,295,417

A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Hyundai Auto Receivables Trust,
Series 2019-B, Class A3
1.940%	02/15/24	8,668	$8,740,462
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3
1.380%	12/16/24	11,000	11,100,102
OneMain Financial Issuance Trust,
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	7,190,947
Tesla Auto Lease Trust,
Series 2021-A, Class A3, 144A
0.560%	03/20/25	3,600	3,602,499
Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3
0.440%	10/15/24	5,460	5,470,835
Series 2021-B, Class A3
0.260%	11/17/25	2,500	2,493,012
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	9,333	10,043,012
Series 2017-20J, Class 1
2.850%	10/01/37	1,068	1,128,902
Series 2018-20A, Class 1
2.920%	01/01/38	5,275	5,601,228
Series 2018-20E, Class 1
3.500%	05/01/38	8,934	9,675,667
Series 2018-20G, Class 1
3.540%	07/01/38	1,071	1,162,442
Series 2018-20H, Class 1
3.580%	08/01/38	3,536	3,847,356
Series 2018-20I, Class 1
3.530%	09/01/38	3,278	3,559,611
Series 2018-20J, Class 1
3.770%	10/01/38	1,778	1,951,690
Series 2018-20K, Class 1
3.870%	11/01/38	783	873,141
Series 2019-20A, Class 1
3.370%	01/01/39	5,284	5,768,108
Series 2019-20B, Class 1
3.260%	02/01/39	4,338	4,737,952
Series 2019-20C, Class 1
3.200%	03/01/39	933	1,018,117
Series 2019-20E, Class 1
2.880%	05/01/39	2,054	2,176,953
Series 2019-20F, Class 1
2.600%	06/01/39	1,651	1,734,711
Series 2019-20G, Class 1
2.530%	07/01/39	375	394,812
Series 2019-25G, Class 1
2.690%	07/01/44	4,237	4,466,637
Series 2020-20E, Class 1
1.370%	05/01/40	2,361	2,342,442
Series 2020-25E, Class 1
1.500%	05/01/45	1,076	1,064,110
Series 2020-25L, Class 1
1.210%	12/01/45	1,326	1,290,572
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-25B, Class 1
1.340%	02/01/46	711	$692,746
Series 2021-25D, Class 1
1.660%	04/01/46	7,549	7,572,555
Series 2021-25E, Class 1
1.520%	05/01/46	1,846	1,825,680
Series 2021-25I, Class 1
1.560%	09/01/46	2,415	2,390,796
Verizon Master Trust,
Series 2021-01, Class A
0.500%	05/20/27	8,160	8,143,528
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	15,105	15,303,972
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,702,862
			249,140,207

Total Asset-Backed Securities (cost $291,565,928)			293,558,726
Corporate Bonds — 10.1%
Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	4,400	4,851,243
Brazil — 0.2%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30	3,400	3,616,729
Fibria Overseas Finance Ltd.,
Gtd. Notes
5.500%	01/17/27(a)	2,505	2,865,033
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31(a)	3,430	3,531,095
			10,012,857
China — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.400%	05/01/30	5,160	5,590,212
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25	3,930	4,137,343
Italy — 0.2%
Enel Finance International NV,
Gtd. Notes, 144A
2.250%	07/12/31	5,040	4,970,585
2.650%	09/10/24	4,000	4,190,325
			9,160,910

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan — 0.0%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50(a)	2,355	$2,392,141
Luxembourg — 0.1%
ArcelorMittal SA,
Sr. Unsec’d. Notes
7.000%	10/15/39(a)	2,770	3,912,437
United Kingdom — 0.2%
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	03/22/30(a)(oo)	2,561	2,811,976
NatWest Group PLC,
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28	4,245	4,504,157
Vodafone Group PLC,
Sub. Notes
5.125%(ff)	06/04/81	1,815	1,873,868
			9,190,001
United States — 9.1%
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44	2,500	2,649,952
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.250%	05/12/61(a)	3,555	3,775,041
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(a)(oo)	2,705	2,755,096
American International Group, Inc.,
Sr. Unsec’d. Notes
6.820%	11/15/37	619	868,369
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	8,075	8,479,192
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	9,010	8,686,947
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.100%	10/01/31	4,035	4,043,738
2.800%	10/01/41	4,510	4,511,081
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	4,510	4,385,496
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	6,762	6,507,732
Athene Global Funding,
Sec’d. Notes, 144A
2.500%	03/24/28	4,630	4,728,350
2.550%	06/29/25	2,061	2,150,646
Avnet, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/31	5,200	5,219,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	2,116	$2,078,199
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31(a)	7,730	8,281,311
4.875%	05/01/25	3,070	3,417,923
7.950%	08/15/24	4,005	4,757,943
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	5,420	5,768,262
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28	4,757	4,700,401
3.500%	02/15/41	2,577	2,556,316
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,803	6,781,612
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45	183	211,001
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	6,371	6,401,795
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	4,730	4,727,425
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38	2,895	3,543,020
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	7,660	7,337,507
Dell, Inc.,
Sr. Unsec’d. Notes
7.100%	04/15/28	2,685	3,461,446
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	6,684	7,807,068
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	4,280	4,582,469
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	2,340	2,885,701
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31	3,800	3,790,358
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	2,573	2,564,351
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(a)(oo)	2,520	2,605,784

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	3,002	$4,402,189
Energy Transfer LP,
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,870	1,944,681
Sr. Unsec’d. Notes
6.500%	02/01/42	3,600	4,687,251
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25(a)	9,285	9,165,554
First Horizon Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25	11,500	12,545,579
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.140%	02/15/23	10,615	10,911,479
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32(a)	6,350	7,549,569
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	3,645	4,342,794
Global Atlantic Fin Co.,
Gtd. Notes, 144A
3.125%	06/15/31(a)	4,570	4,618,592
Hasbro, Inc.,
Sr. Unsec’d. Notes
5.100%	05/15/44	2,635	3,192,366
6.350%	03/15/40(a)	3,195	4,407,752
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,970	3,691,798
7.125%	03/15/33	2,480	3,350,770
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	2,110	2,111,171
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	4,955	4,742,426
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	3,367	4,507,226
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,580	4,692,216
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.076%(c)	01/15/87	6,682	5,990,694
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32	1,982	2,659,760
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.125%(ff)	12/15/51	5,712	5,871,347
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Lincoln National Corp.,
Sub. Notes, 3 Month LIBOR + 2.358%
2.482%(c)	05/17/66	2,740	$2,504,792
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	4,593	4,466,950
M&T Bank Corp.,
Jr. Sub. Notes
3.500%(ff)	09/01/26(oo)	3,256	3,231,002
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69(a)	5,543	9,715,735
MidAmerican Energy Co.,
First Mortgage
4.250%	07/15/49	1,777	2,197,058
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	18,010	19,596,615
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	11/01/31	7,000	7,289,272
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	5,475	5,933,165
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	6,180	7,113,352
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	4,845	6,091,577
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	6,730	6,748,816
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	2,780	2,855,476
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	9,010	8,777,564
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5,803	5,918,286
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	4,530	5,141,841
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	4,700	4,754,435
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.600%	08/01/31	6,265	6,371,261
Pacific Gas & Electric Co.,
First Mortgage
4.500%	12/15/41(a)	860	834,736
4.950%	07/01/50	4,540	4,819,336

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,100	$1,067,565
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,203	3,371,688
4.150%	04/15/25	4,435	4,707,884
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	4,595	4,560,398
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32	1,332	1,354,806
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	2,667	2,668,816
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41	1,492	1,554,852
Southern Co. (The),
Jr. Sub. Notes, Series 21-A
3.750%(ff)	09/15/51	2,318	2,376,776
STERIS Irish FinCo UnLtd. Co.,
Gtd. Notes
2.700%	03/15/31	6,280	6,417,756
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,685,689
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	3,900	5,758,145
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(a)(oo)	2,010	2,301,852
Trustees of Tufts College,
Unsec’d. Notes, Series 2021
3.099%	08/15/51	4,635	4,842,342
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	4,607	4,677,078
4.125%	03/16/27(a)	5,200	5,902,067
4.400%	11/01/34	3,035	3,594,285
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	1,521	1,742,157
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	2,216	2,534,138
4.375%	03/15/43	1,895	2,170,291
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	4,530	4,814,959
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31(a)	4,525	4,429,734
4.500%	05/15/25	6,250	6,964,505
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
7.300%	04/30/28	985	$1,306,413
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/52(a)	5,055	4,949,009
			454,520,447

Total Corporate Bonds (cost $495,043,425)			503,767,591
Sovereign Bond — 0.1%
Mexico
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.500%	01/31/50(a)	4,330	4,436,313
(cost $4,653,420)
U.S. Government Agency Obligations — 5.8%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32	947	996,818
3.000%	01/01/32	686	725,619
3.000%	03/01/42	1,726	1,840,945
3.000%	09/01/46	1,054	1,124,523
3.000%	01/01/50	1,108	1,175,003
3.000%	02/01/50	9,433	9,992,803
3.500%	12/01/30	846	903,167
3.500%	04/01/33	1,252	1,341,773
3.500%	02/01/44	1,262	1,397,038
3.500%	07/01/46	939	1,032,415
4.000%	05/01/44	338	372,542
4.000%	05/01/44	673	741,736
4.000%	08/01/44	383	427,799
4.000%	10/01/45	600	659,513
4.000%	01/01/47	191	211,638
4.000%	05/01/47	315	340,657
4.500%	12/01/45	172	191,352
4.500%	03/01/47	167	182,282
5.000%	08/01/48	621	682,193
5.000%	10/01/48	102	112,229
5.000%	07/01/49	356	390,626
Federal National Mortgage Assoc.
1.500%	11/01/50	20,625	20,053,613
2.000%	08/01/50	9,683	9,716,752
2.000%	08/01/50	16,764	16,988,578
2.000%	12/01/50	13,869	13,984,385
2.000%	02/01/51	18,398	18,621,560
2.000%	05/01/51	9,745	9,832,461
2.500%	11/01/31	3,653	3,832,873
2.500%	10/01/34	1,068	1,114,524
2.500%	07/01/40	5,696	5,881,803
2.500%	07/01/50	4,415	4,599,931
2.500%	07/01/50	4,814	5,000,248
2.500%	09/01/50	6,348	6,601,115
2.500%	12/01/50	18,092	18,772,798
2.500%	03/01/51	2,024	2,095,699
2.500%	05/01/51	14,331	14,868,924

A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/51	12,396	$12,843,473
3.000%	04/01/32	796	846,747
3.000%	12/01/41	1,223	1,296,545
3.000%	11/01/42	2,072	2,212,479
3.000%	05/01/43	816	871,086
3.000%	10/01/44	769	805,996
3.000%	09/01/49	12,262	13,034,053
3.000%	12/01/49	1,688	1,783,513
3.000%	12/01/49	8,940	9,355,134
3.000%	03/01/50	9,033	9,584,277
3.000%	05/01/50	9,093	9,524,039
3.000%	07/01/50	3,217	3,410,505
3.500%	06/01/42	1,388	1,502,742
3.500%	10/01/43	804	872,146
3.500%	10/01/45	759	828,113
3.500%	01/01/46	4,068	4,410,041
3.500%	12/01/46	1,019	1,115,127
3.500%	04/01/47	980	1,061,360
3.500%	04/01/47	1,630	1,774,143
3.500%	03/01/48	8,256	8,968,317
3.500%	09/01/49	510	539,215
4.000%	11/01/44	311	347,318
4.000%	02/01/45	1,248	1,387,450
4.000%	11/01/45	53	58,103
4.000%	07/01/46	285	315,013
4.000%	01/01/47	164	177,354
4.000%	04/01/47	331	358,522
4.000%	04/01/47	362	397,164
4.000%	07/01/47	1,561	1,688,948
4.000%	04/01/48	1,298	1,388,927
4.500%	11/01/40	210	233,421
4.500%	10/01/45	2,110	2,389,934
4.500%	02/01/46	810	900,477
4.500%	11/01/47	766	845,655
4.500%	05/01/48	1,147	1,238,869
4.500%	08/01/48	2,086	2,255,236
Government National Mortgage Assoc.
2.000%	12/20/50	6,970	7,079,143
3.000%	05/20/43	1,026	1,086,932
3.000%	04/20/45	940	990,494
3.000%	02/20/47	942	992,126
3.000%	01/20/50	1,217	1,273,500
4.000%	03/20/48	1,982	2,147,164
4.000%	09/20/48	1,058	1,128,992
4.500%	07/20/48	976	1,047,269

Total U.S. Government Agency Obligations (cost $291,652,409)			293,174,997
U.S. Treasury Obligations — 7.4%
U.S. Treasury Bonds
1.750%	08/15/41	45,616	43,620,300
2.375%	05/15/51	55,752	59,515,260
U.S. Treasury Notes
0.125%	08/31/23	25,365	25,298,615
0.375%	09/15/24	80,750	80,403,028
0.750%	08/31/26	122,374	121,073,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.250%	08/15/31	40,482	$39,501,576

Total U.S. Treasury Obligations (cost $375,062,169)			369,412,555

Total Long-Term Investments (cost $4,046,210,675)			4,777,752,765

	Shares
Short-Term Investments — 7.8%
Affiliated Mutual Funds — 5.4%
PGIM Core Ultra Short Bond Fund(wa)	86,677,201	86,677,201
PGIM Institutional Money Market Fund (cost $181,640,369; includes $181,633,370 of cash collateral for securities on loan)(b)(wa)	181,749,419	181,640,369

Total Affiliated Mutual Funds (cost $268,317,570)		268,317,570

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 2.4%
U.S. Treasury Bills
0.041%	01/27/22(k)	70,000	69,989,618
0.036%	03/24/22	50,000	49,989,951

Total U.S. Treasury Obligations (cost $119,981,799)				119,979,569

Total Short-Term Investments (cost $388,299,369)				388,297,139

TOTAL INVESTMENTS—103.3% (cost $4,434,510,044)				5,166,049,904

Liabilities in excess of other assets(z) — (3.3)%				(165,754,527)

Net Assets — 100.0%				$5,000,295,377

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
REITs	Real Estate Investment Trust
RSP	Savings Shares
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,214,556; cash collateral of $181,633,370 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,486	2 Year U.S. Treasury Notes	Dec. 2021	$327,001,266	$(187,271)
2,104	5 Year U.S. Treasury Notes	Dec. 2021	258,249,568	(1,403,753)
165	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	31,525,313	(814,392)
1,326	Euro STOXX 50 Index	Dec. 2021	62,176,151	(1,744,864)
166	FTSE 100 Index	Dec. 2021	15,821,184	137,339
796	Mini MSCI Emerging Markets Index	Dec. 2021	49,574,880	(2,297,296)
1,020	Russell 1000 E-Mini Index	Dec. 2021	78,534,900	(885,190)
107	S&P 500 E-Mini Index	Dec. 2021	22,992,963	(807,160)
325	TOPIX Index	Dec. 2021	59,293,993	(264,129)
				(8,266,716)
Short Positions:
1,090	10 Year U.S. Treasury Notes	Dec. 2021	143,454,224	1,548,694
358	10 Year U.S. Ultra Treasury Notes	Dec. 2021	51,999,500	1,023,282
251	Australian Dollar Currency	Dec. 2021	18,157,340	399,579
305	Euro Currency	Dec. 2021	44,225,000	872,742
448	Mini MSCI EAFE Index	Dec. 2021	50,780,800	2,434,410
810	Russell 2000 E-Mini Index	Dec. 2021	89,132,400	884,075
				7,162,782
				$(1,103,934)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hess Corp.	12/20/26	1.000%(Q)	12,440	$104,502	$12,667	$(91,835)
IBM Corp.	12/20/26	1.000%(Q)	39,270	(1,193,500)	(1,211,279)	(17,779)
Lincoln National Corp.	12/20/26	1.000%(Q)	7,290	(84,296)	(99,959)	(15,663)
Simon Property Group LP	12/20/26	1.000%(Q)	16,240	(245,693)	(283,899)	(38,206)
Southwest Airlines Co.	12/20/26	1.000%(Q)	13,980	(41,862)	(86,431)	(44,569)
A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Valero Energy Corp.	12/20/26	1.000%(Q)	12,510	$24,866	$(43,665)	$(68,531)
				$(1,435,983)	$(1,712,566)	$(276,583)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16